As filed with the Securities and Exchange Commission on November 30, 1999
                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]

                       Post-Effective Amendment No. 56 [X]
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF [X]
                                      1940

                                Amendment No. 57
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:

George Stevens, Esq.                    Carl Frischling, Esq.
BISYS Fund Services                     Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                       919 Third Avenue
Columbus, Ohio 43219                    New York, New York 10022

            (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_| Immediately upon filing pursuant to paragraph (b)     |_| on ________________ pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)     |_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)     |_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The statement of additional information for the Gradison Government Reserves Fund dated April 5, 1999 is incorporated by reference to post-effective amendment no. 50 to The Victory Portfolios' registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 1, 1999 (accession number 0000922423-99-000490).

                                                                February 1, 2000


                                    (LOGO)(R)

                                  Victory Funds

                                   PROSPECTUS

                                        *

Gradison
Government Reserves Fund
Class G Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Call Victory at:
800-539-FUND  (800-539-3863)

 or visit the Victory Funds' website at: www.victoryfunds.com

                                TABLE OF CONTENTS
                                        *

RISK/RETURN SUMMARY OF THE FUND                                         2

An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses .

INVESTMENTS                                                             4

RISK FACTORS                                                            5

SHARE PRICE                                                             6

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                     7

INVESTING WITH VICTORY                                                  9
* How to Buy Shares                                                     9
* How to Exchange Shares                                               12
* How to Sell Shares                                                   13

ORGANIZATION AND MANAGEMENT OF THE FUND                                15

ADDITIONAL INFORMATION                                                 17

FINANCIAL HIGHLIGHTS                                                   18

The Victory Portfolios

KEY TO FUND INFORMATION

OBJECTIVE AND STRATEGIES

The goals and the strategies that the Fund plans to use to pursue its investment objective.

RISK FACTORS

The risks you may assume as an investor in the Fund.


 PERFORMANCE

A summary of the historical performance of the Fund.

EXPENSES

The costs you will pay, directly or indirectly, as an investor in the Fund, including ongoing expenses.

Shares of the Fund are:

* Not insured by the FDIC;

* Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

* Subject to possible investment risks, including possible loss of the principal amount invested.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

GRADISON GOVERNMENT RESERVES FUND                           Risk/Return Summary

Investment Objective

The Fund's investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies

The Fund pursues its investment objective by investing only in securities issued by the U.S. government, its agencies and/or instrumentalities. Securities issued by U.S. government instrumentalities such as the Student Loan Marketing Association (SLMA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank
(FHLB), Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Agricultural Mortgage Corporation (FAMC) are supported only by the credit of the federal instrumentality. The Fund intends to invest primarily, and may invest exclusively, in these instruments. The Fund plans, as much as possible, to invest in securities whose interest payments are exempt from state and local taxes.

Important Characteristics of the Fund:

* Quality: The Fund invests only in U.S. government securities, including agencies and instrumentalities of the U.S. government. The Board of Trustees has established policies to ensure that the Fund invests in high quality, liquid instruments.

* Maturity: The Fund has a weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days. The Fund will invest in variable and floating rate instruments issued by agencies and instrumentalities of the U.S. government. These securities are considered to be within the maturity range described above, despite having nominal remaining maturities greater than 397 days, because of their reset or floating rate features. For a description of variable and floating rate securities, see "Investments" in this Prospectus.

Principal Risks

You may lose money by investing in the Fund . The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

* An agency or instrumentality defaults on its obligation and the U.S. government does not provide financial support.

* Short-term interest rates decline, causing the Fund to invest assets at lower rates.

* The rate of inflation increases more quickly than the returns for money market funds.

* The market value of floating or variable rate securities falls to the extent that the Fund's share price declines below $1.00 due to changing interest rate relationships among securities maturing at different times.

* Rapidly rising short-term interest rates cause securities held by the Fund to decline in value and cause the Fund's share price to decline below $1.00.

     An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest In the Fund:

* Investors seeking relative safety and easy access  to investments

* Investors with a low risk tolerance

* Investors seeking preservation of capital

* Investors willing to accept lower potential returns in return for safety

* Investors seeking the ability to convert their investment to cash quickly

GRADISON GOVERNMENT RESERVES FUND                           Risk/Return Summary

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in its performance for various time periods.

1990     7.61
1991     5.47
1992     3.33
1993     2.51
1994     3.45
1995     5.24
1996     4.75
1997     4.90
1998     4.87
1999

* Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was _____% (quarter ending _________________) and the lowest return for a quarter was _____% (quarter ending _________________).

Average Annual Total Returns
(for the Periods ended            Past      Past     Past
December 31,  1999)               One Year  5 Years  10 Years

Class G Shares                     ____%     ____%    ____%

The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The Fund's seven-day yield as of December 31, 1999 was _____%. For the Fund's current seven-day yield, call the Fund at 1-800-539-FUND (800-539-3863).

The "seven day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded. The Fund's seven-day effective yield as of December 31, 1999, was ______%.

Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses
(paid directly from your investment)(1)                       Class G

Maximum Sales Charge
Imposed on Purchases                                          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                              NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on  Reinvested Dividends                                      NONE

Redemption Fees                                               NONE

Exchange Fees                                                 NONE

Annual Fund Operating Expenses
(The Fund pays these  expenses from its  assets.)

Management Fees(2)                                           0.44%

Distribution (12b-1) Fees                                    0.10%

Other Expenses                                               0.23%

Total Fund Operating Expenses                                0.77%

Fee Waiver                                                  (0.05)%

Net Expenses                                                 0.72%(3)
----------------------------
(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) The management fees are based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion.

(3) KAM has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Fund at a maximum of 0.72% until at least April 1, 2001.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year    3 Years   5 Years   10 Years

Class G(1)              $74      $241      $423      $951

(1) This Example assumes that net annual operating expenses for Class G of the Fund will equal 0.72% until April 1, 2001 and will equal 0.77% thereafter.

Investments

Under normal market conditions, the Fund purchases securities issued by the U.S. government, its agencies and/or instrumentalities.

     For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash. This may reduce the Fund's yield and may cause the Fund to fail to meet its investment objective.

     For more information on ratings, detailed descriptions of each of the investments, and a more complete description of the types of securities in which the Fund can invest, see the Statement of Additional Information (SAI).

The Fund may invest in the following types of securities:

U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality.*

U.S. Government Instrumentalities. Securities issued by U.S. government instrumentalities such as the Student Loan Marketing Association (SLMA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Agricultural Mortgage Corporation
(FAMC) are supported only by the credit of the federal instrumentality. The Fund intends to invest primarily, and may invest exclusively, in these instruments.

When-Issued and Delayed-Delivery Securities. A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the net asset value of the Fund.

Repurchase Agreements. An agreement involving the Fund's purchase of a security and the seller's agreement to repurchase the same security at a stated price plus interest. The seller's obligation to the Fund is secured by the instrument. Subject to an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory funds into a single transaction.

** Variable & Floating Rate Securities. The interest rate offered by a variable rate security adjusts (resets) on particular dates (such as the last day of a month or calendar quarter). The interest rate offered by a floating rate security adjusts whenever a specified interest rate (such as a bank's prime lending rate) changes. Upon adjustment, the market value of a variable or floating rate security can reasonably be expected to equal its amortized cost. Some of these securities may be illiquid.

Zero Coupon Bonds. These securities are purchased at a discount from face value. The bond's face value is received at maturity, with no interest payments before then. These securities may be subject to greater risks of price fluctuation than securities that periodically pay interest.

---------------
* The Fund may concentrate its investments in government securities and certain instruments issued by domestic banks.

** Derivative Instruments: Indicates a "derivative instrument," whose value is linked to, or derived from another security, instrument, or index. The Fund may, but is not required to, use derivative instruments for any of the following reasons:

     o To hedge against adverse changes in the market value of securities
     o As a temporary substitute for purchasing or selling securities
     o In limited situations, to attempt to profit from anticipated market developments

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

An investment in the Fund is not a complete investment program.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

This Prospectus describes the principal risks that you may assume as an investor in the Fund. The "Investments" section in this Prospectus provides additional information on the securities mentioned in the Risk/Return Summary for the Fund. As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund's yield and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

     The Fund is subject to the principal risks described below.

General risks:

* Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price the Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

* Manager risk is the risk that the Fund's portfolio manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the portfolio manager may fail to execute the Fund's investment strategy effectively and, thus, fail to achieve its objective.

* $1.00 Net Asset Value Risk. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on, or significant decline in the value of, an investment held by the Fund. If this happened, you would own fewer shares.

Risks associated with investing in debt securities:

* Income risk. Declines in the general level of short-term interest rates obligate the Fund to make new investments in securities that offer less interest than older securities.

* Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

* Adjustable rate security risk. The market price of an adjustable rate security may fall for various reasons, including the following:

     o the relationship among interest rates across a range of maturities (often referred to as the "yield curve") changes
     o investors demand higher risk  premiums
     o investors believe that interest rates will rise
     o the supply of securities associated with the relevant benchmark interest rate or index exceeds the demand.

For example, an adjustable rate security's market price will decline if one or more of these factors causes the interest rate of newly-issued adjustable rate securities to be set at a level above the relevant benchmark interest rate or index greater than that of the older security. For instance, the market price of an outstanding adjustable rate note that pays 3.00% below a bank's prime lending rate will decline if comparable newly-issued adjustable rate notes offer 2.00% below the bank's prime rate.

Share Price

The Fund calculates its share price, called its "net asset value" (NAV), each business day at 12:00 p.m. Eastern Time. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the Federal Reserve Bank of Cleveland and the New York Stock Exchange, Inc. ("NYSE") are open. You may not be able to buy or sell shares on Columbus Day and Veteran's Day, holidays when the Federal Reserve Bank of Cleveland is closed, but the NYSE and other financial markets are open.

     The Fund seeks to maintain a $1.00 NAV, although there is no guarantee that it will be able to do so. The Fund uses the "Amortized Cost Method" to value securities. You can read about this method in the Statement of Additional Information (SAI).

     The Fund's performance can be found once a week in The Wall Street Journal and other newspapers.

Dividends, Distributions, and Taxes

Your choice of distribution should be set up on the original account application. If you would like to change the option you selected, please call the Fund at 800-539-FUND.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. Money market funds usually do not realize capital gains; however, the Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.

     Ordinarily, the Fund declares dividends daily and pays them monthly.


     Please check with your Investment Professional to find out if these options are available to you. An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.


     Distributions can be received in one of the following ways.


Reinvestment Option


You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


Cash Option

A check will be mailed to you no later than seven days after the dividend pay date.


Directed Dividends Option


In most cases, you can automatically reinvest distributions in shares of another fund of The Victory Portfolios. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.

Directed Bank Account Option

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

 The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.


* Important Information about Taxes


The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

* Ordinary dividends from the Fund are taxable as ordinary income; dividends from any long-term capital gains would be taxable as long-term capital gain.

* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

* Dividends from the Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.

* An exchange of the Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss. However, as long as the Fund's NAV per share does not deviate from $1.00, there will be no gain or loss.


* Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.


* Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* You should review the more detailed discussion of federal income tax considerations in the SAI.

Investing with Victory

All you need to do to get started is to fill out an application.

For historical expense information on Class G shares, see the financial highlights at the end of this Prospectus.

When you buy shares of the Fund, your cost will normally be $1.00 per share.


If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

* Distribution and Service Plan


In accordance with Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class G Shares of the Fund, under which these shares will pay to the Distributor a monthly distribution fee at an annual rate of 0.10% of the average daily net assets of the Fund. The Rule 12b-1 fee is paid to securities brokerdealers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

     Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to Buy Shares

You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund. If you maintain a brokerage account with Gradison McDonald, you may buy or sell Fund shares without incurring any additional fees.

     If you buy shares directly from the Fund and your investment is received and accepted by 12:00 p.m. Eastern Time, your purchase will be processed the same day using that day's share price.

Make your check payable to:

      The
    Victory
     Funds

FAX Number:
800-529-2244

Telecommunication Device for the Deaf (TDD):
800-970-5296

Keep the following addresses handy for purchases, exchanges, or redemptions:

By Regular U.S. Mail

Send completed Account Applications with your check, bank draft, or money order to:

The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202

or

The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

By Overnight Mail

Use the following address ONLY for overnight packages.

The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202

PHONE:  800-539-FUND

or

The Victory Funds
c/o Boston Financial Data Services
66 Brooks Drive
Braintree, MA 02184

PHONE: 800-539-FUND

By Wire

The Transfer Agent may charge a wire fee of $10 for wires under $50,000, and your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring funds to obtain a confirmation number.

The Victory Funds
c/o Gradison McDonald
Firstar Bank

ABA #042000013

For Credit to DDA
Account #9307398

(insert account number, name, and confirmation number assigned by Gradison McDonald)

or

The Victory Funds
State Street Bank and Trust Co.

ABA #011000028

For Credit to DDA  Account #9905-201-1

(insert account number, name,  and confirmation number  assigned by the Fund)

By Telephone

Victory Funds Service Center

800-539-FUND
(800-539-3863)

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

* ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH) . Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Fund does not charge a fee for ACH transfers.

* Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in your account statements . Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

* Automatic and Systematic Investment Plan

To enroll in the Automatic or Systematic Investment Plan, you should complete a separate Automatic Investment Plan Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of the Fund.

* Retirement Plans


You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.




All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted . You may only buy or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares


You can obtain a list of funds available for exchange by calling 800-539-FUND.


You can sell shares of one fund of the Victory Portfolios to buy shares of another. This is considered an exchange. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges. You can exchange shares of the Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:

* Shares of the Fund selected for exchange must be available for sale in your state of residence.

* The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.

* Shares of the Fund may be exchanged at relative net asset value if they are the same class. If you own Class G Shares of the Fund, you can exchange them for Class G Shares, Select shares , or any single class money market fund shares of a Victory Fund and not pay a sales charge. Holders of Class G Shares who acquired their shares as a result of the reorganization of the Gradison Funds into the Victory Funds can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.


* On certain business days, such as Veteran's Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

* You must meet the minimum purchase requirements for the fund you purchase by exchange.

* The registration and tax identification numbers of the two accounts must be identical.


* Exchange orders will be accepted up to 4:00 p.m. Eastern Time.

* You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

* The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

* Before exchanging, read the prospectus of the fund you wish to purchase by exchange. An exchange of Fund shares constitutes a sale for tax purposes.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your request is received in good order by 12:00 p.m. Eastern Time, your redemption will be processed the same day.

By Telephone

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

* Mail a check to the address of record;

* Wire funds to a domestic financial institution;

* Mail a check to a previously designated alternate address; or

* Electronically transfer your redemption via the Automated Clearing House
(ACH).

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

* Redemptions over $10,000;

* Your account registration has changed within the last 15 days;

* The check is not being mailed  to the address on your account;

* The check is not being made payable to the owner of the account; or

* The redemption proceeds are being transferred to another Victory Group account with a different registration.

* The check or wire is being sent to a different bank account.

You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to sell shares by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 12:00 p.m. Eastern Time, your funds will be wired on the next business day. There is a $10 wire fee for amounts less than $50,000.

By ACH

Normally, your redemption will be processed on the same day or the next day if received after 12:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

* Check Writing


You may withdraw funds by writing a check for $100 or more without paying any fees. Checks also may be written in amounts of less than $100, in which case you will be charged a fee of $0.30 per check, which reimburses the Fund for expenses associated with clearing these checks. Shares continue to earn daily dividends until these checks are presented for payment. In order to activate the check writing option on your account, all owners on the account must sign a signature card. The names of payees of checks and the date checks are cashed appear on monthly transaction statements. You may not close your account by writing a check. Please call the Fund for a complete redemption.

* Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more . We will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

* Additional Information about Redemptions

* Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

* If you request a complete redemption the Fund will include any dividends accrued with the redemption proceeds.

* The Fund may suspend your right to redeem your shares in the following circumstances:

 o During non-routine closings of the NYSE;

 o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

 o When the SEC orders a suspension to protect the Fund's shareholders.

* The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of its net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Fund

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to provide services to its shareholders. Each of these organizations is paid a fee for its services.


* About Victory


The Fund is a member of the Victory Portfolios, a group of over 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Fund.

* The Investment Adviser and Sub-Administrator

The Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to the Fund. KAM, a subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

     For the fiscal year ended October 31, 1999, KAM was paid management fees amounting to $_________ by the Fund.

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc. pays KAM a fee at the annual rate of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


     Gradison McDonald acts as an administrative agent to the Fund and is paid a fee for performing those services.

The Fund is supervised by the Board of Trustees which monitors the services provided to investors.

OPERATIONAL STRUCTURE OF THE FUND

Trustees

 Adviser

Shareholders

Financial Services Firms and  their Investment Professionals

Advise current and prospective  shareholders on their Fund investments.

Transfer Agent/Servicing Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder accounts.

Administrator, Distributor,  and Fund Accountant

BISYS Fund Services
and its affiliates
3435 Stelzer Road
Columbus, OH 43219

Markets the Fund, distributes shares through Investment Professionals, and calculates the value of shares. As Administrator, handles the day-to-day activities of the Fund.

Custodian

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Fund's investments and cash, and settles trades made by the Fund.

Sub-Administrator

Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Performs certain sub-administrative services.

Additional Information

Some additional information you should know about the Fund.

If you would like to receive additional copies of any materials, please call the Fund at 800-539-FUND.

* Share Classes


The Fund currently offers only the class of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares .

* Banking Laws

The Adviser is a subsidiary of a bank holding company. Banking laws, including the Glass-Steagall Act, currently prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as an investment adviser, transfer agent, custodian, or shareholder servicing agent. They also may pay third parties for performing these functions and buy shares of such an investment company for their customers. On November 12, 1999, President Clinton signed a bill repealing the Glass-Steagall Act. As a result, the Adviser may in the future perform certain functions for the Fund that previously were not permitted under federal law.


* Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and effective yield of the Fund, and the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes.

* Year 2000 Issues


Like all mutual funds, the Fund could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The Fund's service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Fund. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Fund.

* Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of any financial reports, prospectuses and their supplements.

Financial Highlights                          Gradison Government Reserves Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class G shares of the Fund. The financial highlights for the period from October 1, 1999 to October 31, 1999 and the fiscal year ended September 30, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, is included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND. The financial highlights for the four fiscal years ended September 30, 1998 were audited by Arthur Andersen LLP.



                                                                          Class G Shares
                                        -------------------------------------------------------------------------------
                                           One
                                          Month         Year          Year          Year          Year          Year
                                          Ended        Ended         Ended         Ended         Ended          Ended
                                         Oct. 31,    Sept.30,      Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,
                                           1999        1999(b)       1998          1997          1996          1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year  $ 1.000        $ 1.000       $ 1.000        $ 1.000      $ 1.000        $ 1.000
-----------------------------------------------------------------------------------------------------------------------
Net investment income                    .004           .044          .049           .047         .047           .050
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income    (.004)         (.044)        (.049)         (.047)       (.047)         (.050)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of year        $ 1.000        $ 1.000       $ 1.000        $ 1.000      $ 1.000        $ 1.000
-----------------------------------------------------------------------------------------------------------------------
Total Return                            0.39%(d)       4.46%         4.98%          4.85%        4.86%          5.10%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, at end of year
(in millions)                         $ 2,028        $ 2,019       $ 1,934        $ 1,610      $ 1,333         $ 1,224
-----------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to
average net assets                       .84%(c)(e)     .77%          .73%           .73%         .76%           .80%(a)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
net assets                               .72%(c)(e)     .71%          .72%           .72%         .75%           .78%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                      4.61%(c)(e)    4.34%         4.86%          4.75%        4.72%          5.00%

-----------------
(a) Effective for the fiscal year ended September 30, 1995, this ratio reflects gross expense before reduction for earnings credits on cash balances; such reductions are included in the ratio of net expenses.

(b) Effective April 1, 1999, Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent Gradison U.S. Government Reserves.

(c) Effective April 1, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.

(d) Not annualized.

(e) Annualized.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

If you would like a free copy of any of the following documents or would like to request other information regarding the Fund, you can call or write the Fund or your Investment Professional.

* Statement of Additional Information (SAI)

Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.

* Annual and Semi-annual Reports

Describes the Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

* How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863). You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.)

 By mail: The Victory Funds
          P. O. Box 8527
          Boston, MA 02266-8527


Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov or from the Victory Funds' website at http://www.victoryfunds.com.

The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call the Fund at 800-539-FUND.

(800-539-3863)

(LOGO)(R)

Victory Funds

(LOGO) PRINTED ON RECYCLED PAPER

Investment Company Act File Number. 811-4852


                               VF-GGR-PRO (2/00)


                                     PART B

                             THE VICTORY PORTFOLIOS

                        Gradison Government Reserves Fund

                             Established Value Fund

              Supplement dated February 1, 2000 To the Statement of
                   Additional Information dated April 5, 1999
                  As amended July 28, 1999 and January 21, 2000

        The following information relates to the Gradison Government Reserves Fund (the "Fund"). Information for periods prior to April 5, 1999 reflects the performance of Gradison U.S. Government Reserves, the Fund's predecessor.

1. Dividend Yield and Distribution Return. The following replaces the second full paragraph on page 15 under the heading "Total Return Calculations:"

        The total return of the Fund for the one year, five year and ten year periods ended October 31, 1999 and the period since inception to October 31, 1999 are 4.44%, 4.85%, 4.71% and 7.13%, respectively.

2. Investment Advisory Fees. The following replaces the portion of the table on page 29 under the caption "Investment Adviser" as it relates to the Fund:

--------------------------------------- -------------- ------------- --------------  -------------
                                          One month
                                            ended       Year ended    Year ended     Year ended
                                          10/31/99       9/30/99        9/30/98       9/30/97
--------------------------------------- -------------- ------------  -----------     -------------
Gradison Government Reserves Fund        $749,511      $9,105,202    $7,875,357      $6,956,236
--------------------------------------- -------------- ------------- --------------  -------------

3. Rule 12b-1 Payments. The following replaces the information after the third full paragraph on page 34 under the caption "Class G Shares Distribution and Service Plan" as it relates to fees paid under the Rule 12b-1 Distribution Plan of the Fund.

        For the period from October 1, 1999 to October 31, 1999 and the fiscal year ended September 30, 1999, the Fund paid $172,893 and $2,109,431, respectively, pursuant to its Rule 12b-1 Distribution Plan for shareholder services.

4. Additional Information (5% Shareholders). As of October 31, 1999, to the best knowledge of the Trust, the following owned of record, and not beneficially, 98.67% of the Class G shares of the Fund: McDonald & Co. Securities for the exclusive benefit of customers, c/o Gradison Division, 580 Walnut Street, Cincinnati, Ohio 45202.

5. Financial Statements. The audited financial statements of the Fund for the period from October 1, 1999 to October 31, 1999 and the fiscal year ended September 30, 1999 are incorporated by reference herein. These financial statements have been audited by PricewaterhouseCoopers LLP as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's address is 100 East Broad Street, Columbus, Ohio 43215. In addition, the audited financial statements of the Fund for the fiscal year ended September 30, 1998 are also incorporated by reference herein. These financial statements have been audited by Arthur Andersen LLP as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Arthur Andersen LLP's address is 425 Walnut Street, Cincinnati, Ohio 45202.


If you would like more information about the Victory Funds call 800-539-FUND.

                                   VF_SAI_SUP3

                             Registration Statement
                                       of

                             THE VICTORY PORTFOLIOS

                                       on

                                    Form N-1A

PART C. OTHER INFORMATION

Item 23.

             Exhibits:

(a)(1)       Certificate of Trust (1)

(a)(2)(a)    Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(a)(2)(b) Schedule A to Trust Instrument dated December 6, 1995, as amended August 17, 1999.

(b)          Bylaws, Amended and Restated as of August 28, 1998. (3)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM").(4)

(d)(1)(b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as revised December 11, 1998.(5)

(d)(2) Investment Advisory Agreement dated March 1, 1997 between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund. (6)
----------

(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.

(3) Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(4) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(5) Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed electronically on October 15, 1999, accession number 0000922423-99-001196.

(6) Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(d)(3) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund, as amended December 11, 1998, to include the Gradison Government Reserves Fund and Established Value Fund, as revised December 11, 1998.(5)

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund.
             (6)

(d)(5) Investment Advisory Agreement dated June 1, 1998 between Registrant and KAM regarding the International Growth Fund. (4)

(d)(6) Portfolio Management Agreement dated June 1, 1998 between Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(7)

(e)(1) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership ("BISYS"). (4)

(e)(2)       Schedule I to the Distribution Agreement, as revised August 17,
             1999.(5)

(f)          None.

(g)(1)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (4)

(g)(1)(b) Schedule A to the Mutual Fund Custody Agreement, as revised August 17, 1999. (5)

(g)(2) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio.(8)

(h)(1)       Form of Broker-Dealer Agreement.(9)

(h)(2) Administration Agreement dated October 1, 1999 between Registrant and BISYS. (5)

(h)(3)(a) Sub-Administration Agreement dated October 1, 1999 between BISYS and KAM. (5)

(h)(4)(a) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company. (4)

(h)(4)(b) Schedule A to the Transfer Agency and Service Agreement, as revised August 17, 1999. (5)

----------

(7) Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

(8) Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

(9) Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(h)(5)(a) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS Fund Services Ohio, Inc. (10)

(h)(6) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(i)          Not applicable.

(j)(1)       Consent of PricewaterhouseCoopers LLP.

(j)(2)       Consent of Arthur Andersen LLP

(j)(3)       Consent of Kramer Levin Naftalis & Frankel LLP.

(k)          Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a)    Distribution and Service Plan dated June 5, 1995. (4)

(m)(1)(b)    Distribution and Service Plan -- Schedule I dated May 11, 1999.(10)

(m)(2) Distribution Plan dated June 5, 1995 for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (6)

(m)(3)(a) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(11)

(m)(3)(b) Schedule A to Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant, as revised August 17, 1999. (5)

(m)(4)(a)    Shareholder Servicing Plan dated June 5, 1995.(3)

(m)(4)(b) Schedule I to the Shareholder Servicing Plan, as revised May 11, 1999. (10)

(m)(5)       Form of Shareholder Servicing Agreement. (1)

----------

(10) Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1999, accession number 0000922423-99-000795.

(11) Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

(n)          Amended and Restated Rule 18f-3 Multi-Class Plan as of August 17,
             1999. (5)

             Powers of Attorney of Roger Noall and Frank A. Weil. (12 )

             Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24.       Persons Controlled by or Under  Common Control with Registrant.

               None.

Item 25.       Indemnification

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)     Subject to the exceptions and limitations contained in Subsection
10.02(b):

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of

----------

(12) Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of the Investment Adviser

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $83 billion as of September 30, 1999. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $76 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as sub-adviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates that are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730, Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:

Directors:

William G. Spears       o    Senior Managing Director and Chairman.

Richard J. Buoncore     o    Senior Managing Director, President and Chief
                             Executive Officer.

Bradley E. Turner       o    Senior Managing Director and Chief Operating
                             Officer.

Anthony Aveni           o    Senior Managing Director and Chief Investment
                             Officer of Society Asset Management Division.

Vincent DeP. Farrell    o    Senior Managing Director and Chief Investment
                             Officer of Spears, Benzak, Salomon & Farrell
                             Division.

Richard E. Salomon      o    Senior Managing Director.

Gary R. Martzolf        o    Senior Managing Director.

Other Officers:

Charles G. Crane        o    Senior Managing Director and Chief Market
                             Strategist.

James D. Kacic          o    Chief Financial Officer, Chief Administrative
                             Officer, and Senior Managing Director.

William R. Allen        o    Managing Director.

Jeff D. Suhanic         o    Chief Compliance Officer.

Michael Foisel          o    Assistant Treasurer.

William J. Blake        o    Secretary.

Steven N. Bulloch       o    Assistant Secretary.  Also, Senior Vice President
                             and Senior Counsel of KeyCorp Management Company.

Kathleen A. Dennis      o    Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:

Nathaniel E. Carter     o    President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:

Jean-Claude Kaltenbach           o    Chairman and CEO.

Ian Gerald McEvatt               o    Director.           Claude Doumic    o    Director.

Didier Guyot de la Pommeraye     o    Director.           Charles Vergnot  o    Director.

Eric Jostrom                     o    Director.           Gerard Sutterlin o    Secretary
                                                                                General.

The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.       Principal Underwriter

(a) BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of Registrant's administrator, also acts as the distributor for the following investment companies as of November 9, 1999.

Alpine Equity Trust                     Meyers Investment Trust
American Performance Funds              MMA Praxis Mutual Funds
AmSouth Mutual Funds                    M.S.D. & T. Funds
The BB&T Mutual Funds Group             Pacific Capital Funds
The Coventry Group                      Republic Advisor Funds Trust
ESC Strategic Funds, Inc.               Republic Funds Trust
The Eureka Funds                        Sefton Funds Trust
Fifth Third Funds                       SSgA International Liquidity Fund
Governor Funds                          Summit Investment Trust
Hirtle Callaghan Trust                  USAllianz Funds
HSBC Funds Trust and HSBC               USAllianz Funds Variable
   Mutual Funds Trust                     Insurance Products
The Infinity Mutual Funds, Inc.           Trust
INTRUST Funds Trust                     Valenzuela Capital Trust
Magna Funds                             Variable Insurance Funds
Mercantile Mutual Funds, Inc.           The Victory Variable Insurance Funds
Metamarkets.com                         Vintage Mutual Funds, Inc.

(b) Directors and officers of BISYS Fund Services, Inc., the general partner of the Distributor, as of November 9, 1999 were as follows:

Lynn Mangum          o    Director.
Dennis Sheehan       o    Director.
Kevin Dell           o    Vice President and
                          Secretary.
William Tomko        o    Senior Vice President.
Michael Burns        o    Vice President.
Robert Tuch          o    Assistant Secretary.

None of the foregoing individuals holds any position with Registrant. The business address of each of these individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

(c)     Not applicable.

Item 28. Location of Accounts and Records

(1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8) Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Chase Manhattan Bank, 55 Water Street, Room 728, New York, New York 10041 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront
      Fund, and Real Estate Investment Fund).

Item 29.       Management Services

               None.

Item 30.       Undertakings

               None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 30th day of November 1999.

                                            THE VICTORY PORTFOLIOS

                                            By:/s/ Leigh A. Wilson
                                               ------------------------------
                                               Leigh A. Wilson, President and
                                               Trustee

               Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

        Signature                Title                        Date
        ---------                -----                        ----
/s/ Roger Noall             Chairman of the Board        November 30, 1999
---------------             and Trustee
    Roger Noall

/s/ Leigh A. Wilson         Trustee                      November 30, 1999
-------------------
    Leigh A. Wilson

/s/ Joel B. Engle           Treasurer                    November 30, 1999
-----------------
    Joel B. Engle

/s/ Harry Gazelle*          Trustee                      November 30, 1999
-----------------
    Harry Gazelle

/s/ Thomas F. Morissey*     Trustee                      November 30, 1999
-----------------------
    Thomas F. Morrissey

/s/ H. Patrick Swygert*     Trustee                      November 30, 1999
-----------------------
    H. Patrick Swygert

/s/ Frank A. Weil*          Trustee                      November 30, 1999
------------------
    Frank A. Weil

/s/ Eugene J. McDonald*     Trustee                      November 30, 1999
-----------------------
    Eugene J. McDonald

--------------------------------
*By:  /s/ Carl Frischling

Carl Frischling
Attorney-in-fact

                             THE VICTORY PORTFOLIOS

                               INDEX TO EXHIBITS

Item 23.

Exhibit Number

EX-99.j(a)     Kramer Levin Naftalis & Frankel LLP consent.

EX-99.j(b)     Arthur Andersen LLP consent

EX-99.j(c)     PricewaterhouseCoopers LLP consent.